Fees Summary	Sep. 09, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,532.91
Total Transaction Valuation	11,100,000.00
Total Offset Amount	0.00
Net Fee	$ 1,532.91
Offering Table N/A
Offset Table N/A	N/A